Fair Values Of Financial Instruments - Assets And Liabilities Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Abstract
Debt Securities FVTPL	$ 226,082,874	$ 79,470,642
Derivative Financial Assets FVTPL	10,001,900	7,063,310
Equity Instruments FVTPL	3,967,748	14,961,750
Debt Securities FVOCI	841,884,579	1,922,232,187
Equity Instruments FVOCI	1,984,994	188,301
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	2,145,218	1,041,154
Book value [member]
Financial Assets Abstract
Debt Securities FVTPL	226,082,874	79,470,642
Derivative Financial Assets FVTPL	10,001,900	7,063,310
Equity Instruments FVTPL	3,967,748	14,961,750
Debt Securities FVOCI	841,884,579	1,922,232,187
Equity Instruments FVOCI	1,984,994	188,301
Total	1,083,922,095	2,023,916,190
Financial Liabilities Abstract
Trading Liabilities FVTPL	10,330,335
Derivative Financial Liabilities FVTPL	2,145,218	1,041,154
Total	12,475,553	1,041,154
Total Fair Value [member]
Financial Assets Abstract
Debt Securities FVTPL	226,082,874	79,470,642
Derivative Financial Assets FVTPL	10,001,900	7,063,310
Equity Instruments FVTPL	3,967,748	14,961,750
Debt Securities FVOCI	841,884,579	1,922,232,187
Equity Instruments FVOCI	1,984,994	188,301
Total	1,083,922,095	2,023,916,190
Financial Liabilities Abstract
Trading Liabilities FVTPL	10,330,335
Derivative Financial Liabilities FVTPL	2,145,218	1,041,154
Total	12,475,553	1,041,154
Level 1 - Fair Value [member]
Financial Assets Abstract
Debt Securities FVTPL	223,932,573	12,198,634
Derivative Financial Assets FVTPL	0	0
Equity Instruments FVTPL	3,967,748	14,961,750
Debt Securities FVOCI	655,381,499	214,213,701
Equity Instruments FVOCI	0	0
Total	883,281,820	241,374,085
Financial Liabilities Abstract
Trading Liabilities FVTPL	10,325,192
Total	10,325,192
Level 2 - Fair Value [member]
Financial Assets Abstract
Debt Securities FVTPL	1,651,592	67,272,008
Derivative Financial Assets FVTPL	10,001,900	7,063,310
Debt Securities FVOCI	181,812,303	1,705,993,417
Equity Instruments FVOCI	432,216	188,301
Total	193,898,011	1,780,517,036
Financial Liabilities Abstract
Trading Liabilities FVTPL	5,143
Derivative Financial Liabilities FVTPL	2,145,218	1,041,154
Total	2,150,361	1,041,154
Level 3 - Fair Value [member]
Financial Assets Abstract
Debt Securities FVTPL	498,709
Derivative Financial Assets FVTPL	0	0
Equity Instruments FVTPL	0	0
Debt Securities FVOCI	4,690,777	2,025,069
Equity Instruments FVOCI	1,552,778	0
Total	$ 6,742,264	$ 2,025,069